UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22975

AllianzGI Institutional Multi-Series Trust

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna

1633 Broadway, New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: September 30, 2016

Date of reporting period: June 30, 2016

AllianzGI Institutional Multi-Series Trust
AllianzGI Advanced Core Bond Portfolio
AllianzGI Best Styles Global Managed Volatility Portfolio
AllianzGI Discovery U.S. Portfolio
AllianzGI Global Small-Cap Opportunities Portfolio

Item 1.	Schedule of Investments

Schedule of Investments

AllianzGI Advanced Core Bond Portfolio

June 30, 2016 (unaudited)

	Principal Amount (000s)	Value*
U.S. TREASURY OBLIGATIONS - 51.2%

U.S. Treasury Bonds,
2.50%, 2/15/45	$1,800	$1,876,183
3.125%, 2/15/42	1,450	1,715,362
3.125%, 2/15/43	800	944,016
3.50%, 2/15/39	2,100	2,652,029
4.75%, 2/15/41	1,400	2,102,789
5.50%, 8/15/28	1,100	1,573,494
6.00%, 2/15/26	1,500	2,114,121
6.25%, 8/15/23	800	1,073,031
U.S. Treasury Notes,
1.25%, 10/31/18 (d)	22,400	22,715,885
1.375%, 3/31/20	1,300	1,324,934
1.50%, 12/31/18	3,500	3,573,076
1.625%, 3/31/19	6,000	6,152,226
1.75%, 10/31/20	1,700	1,757,905
1.75%, 3/31/22	1,300	1,343,748
1.75%, 1/31/23	3,100	3,196,029
1.875%, 10/31/22	1,800	1,871,122
2.125%, 1/31/21	3,600	3,786,469
2.125%, 6/30/22	1,000	1,054,883
2.125%, 5/15/25	1,000	1,056,934
2.25%, 3/31/21	3,700	3,916,435
2.50%, 5/15/24	1,000	1,086,680
4.25%, 11/15/17	21,100	22,169,432

Total U.S. Treasury Obligations (cost-$87,264,785)		89,056,783

CORPORATE BONDS & NOTES - 34.4%

Advertising - 0.2%
WPP Finance 2010, 4.75%, 11/21/21	300	333,229

Aerospace & Defense - 0.4%
United Technologies Corp., 6.125%, 2/1/19	600	674,813

Agriculture - 0.2%
Altria Group, Inc., 5.375%, 1/31/44	300	386,426

Auto Components - 0.2%
Delphi Corp., 5.00%, 2/15/23	300	318,750

Auto Manufacturers - 2.2%
Daimler Finance North America LLC,
2.00%, 8/3/18	400	405,259
2.00%, 7/6/21 (a)(b)(c)	500	499,810
Ford Motor Credit Co. LLC,
1.724%, 12/6/17	300	300,747
2.375%, 3/12/19	800	811,747
3.096%, 5/4/23	500	507,834
General Motors Financial Co., Inc.,
3.20%, 7/6/21 (c)	300	301,208
4.375%, 9/25/21	300	316,980

RCI Banque S.A. (a)(b), 3.50%, 4/3/18	400	413,204
Toyota Motor Credit Corp., 1.70%, 2/19/19	300	303,951

		3,860,740

Banking - 0.2%
Wells Fargo & Co., 3.45%, 2/13/23	400	414,412

Banks - 10.9%
Bank Nederlandse Gemeenten N.V. (a)(b),
1.625%, 4/19/21	800	812,303
2.375%, 3/16/26	500	525,299
Bank of America Corp., Ser. L, 2.65%, 4/1/19	800	820,805

Bank of Montreal,
1.40%, 9/11/17	100	100,525
2.375%, 1/25/19	600	616,180
Bank of Nova Scotia, 2.80%, 7/21/21	300	313,227
Barclays PLC, 4.375%, 1/12/26	550	557,232
Citigroup, Inc.,
4.50%, 1/14/22	500	553,419
8.125%, 7/15/39	500	782,750
Commonwealth Bank of Australia (a)(b), 2.85%, 5/18/26	500	507,406
Deutsche Bank AG,
3.375%, 5/12/21	400	401,866
3.70%, 5/30/24	450	448,277
Dexia Credit Local S.A. (a)(b), 1.875%, 3/28/19	400	404,752
Goldman Sachs Group, Inc.,
2.375%, 1/22/18, Ser. GLOB	500	507,032
2.55%, 10/23/19	500	511,982
Inter-American Development Bank, 3.20%, 8/7/42	400	439,839
JPMorgan Chase & Co.,
3.625%, 5/13/24	450	478,533
5.40%, 1/6/42	250	310,675
KFW, zero coupon, 6/29/37	600	350,065
1.125%, 8/6/18	650	654,180
2.75%, 10/1/20	400	426,391
Lloyds Bank PLC, 2.00%, 8/17/18	400	399,675
Macquarie Bank Ltd. (a)(b),
2.35%, 1/15/19	300	304,586
3.90%, 1/15/26	700	725,015
Morgan Stanley,
2.375%, 7/23/19	550	559,485
2.50%, 1/24/19	600	612,503
2.50%, 4/21/21	500	505,853
4.75%, 3/22/17	400	409,995
National Australia Bank Ltd., 2.625%, 1/14/21	1,200	1,245,061
Svenska Handelsbanken AB, 2.50%, 1/25/19	1,000	1,030,096
Swedbank AB, 1.75%, 3/12/18	400	402,924
UBS AG, 2.375%, 8/14/19	550	563,821
Wells Fargo & Co.,
2.50%, 3/4/21	600	615,732
3.90%, 5/1/45	300	316,101
Westpac Banking Corp.,
2.00%, 3/3/20	350	353,165
2.10%, 2/25/21 (a)(b)	400	408,669

		18,975,419

Beverages - 0.2%
PepsiCo, Inc., 2.15%, 10/14/20	300	308,602

Building Materials - 0.1%
Hanson Ltd., 6.125%, 8/15/16	250	250,313

Chemicals - 0.2%
Dow Chemical Co., 7.375%, 11/1/29	300	403,396

Diversified Financial Services - 0.4%
General Electric Co., 3.10%, 1/9/23	600	641,582

Diversified Telecommunication Services - 0.8%
AT&T, Inc.,
4.125%, 2/17/26	800	861,071
5.65%, 2/15/47	400	459,361

		1,320,432

Electric Utilities - 1.7%
Consolidated Edison Co. of New York, Inc.,
4.20%, 3/15/42, Ser. 12-A	300	324,955
4.45%, 3/15/44	300	336,306
Electricite de France S.A. (a)(b),
2.15%, 1/22/19	600	612,550
4.875%, 1/22/44	600	631,880
Enel Finance International NV,
5.125%, 10/7/19 (a)(b)	400	442,049
6.80%, 9/15/37	150	195,253
Pacific Gas & Electric Co., 8.25%, 10/15/18	300	345,733

		2,888,726

Food & Beverage - 1.5%
Anheuser-Busch InBev Fin Co.,
1.90%, 2/1/19	300	305,278
2.65%, 2/1/21	500	518,677
3.65%, 2/1/26	300	321,731
4.90%, 2/1/46	300	352,864
Diageo Capital PLC, 3.875%, 4/29/43	400	420,864
Mondelez International, Inc., 2.25%, 2/1/19	450	460,090
PepsiCo, Inc., 2.75%, 3/1/23	200	209,557

		2,589,061

Food Products - 0.4%
Unilever Capital Corp., 3.10%, 7/30/25	700	763,050

Healthcare-Products - 0.3%
Thermo Fisher Scientific, Inc., 3.00%, 4/15/23	500	509,927

Hotels, Restaurants & Leisure - 0.3%
McDonald’s Corp., 4.875%, 12/9/45	500	585,404

Insurance - 0.4%
MetLife, Inc., 5.70%, 6/15/35	550	670,355

Internet - 0.3%
Alphabet, Inc., 3.375%, 2/25/24	500	549,805

IT Services - 0.4%
International Business Machines Corp.,
1.80%, 5/17/19	300	305,392
4.70%, 2/19/46	300	346,129

		651,521

Machinery-Diversified - 1.2%
CNH Industrial Capital LLC,
3.875%, 7/16/18	600	604,500
4.875%, 4/1/21	500	510,000
John Deere Capital Corp.,
2.75%, 3/15/22	400	417,810
2.80%, 3/6/23	500	525,224

		2,057,534

Media - 2.0%
CBS Corp., 2.30%, 8/15/19	400	406,452
Comcast Corp., 6.45%, 3/15/37	300	413,815

Discovery Communications LLC,
5.05%, 6/1/20	600	662,318
6.35%, 6/1/40	300	310,508
RELX Capital, Inc., 8.625%, 1/15/19	300	346,205
Thomson Reuters Corp., 3.35%, 5/15/26	400	409,928
Time Warner Cable, Inc.,
4.00%, 9/1/21	300	319,049
6.75%, 6/15/39	300	353,759

Time Warner, Inc., 4.875%, 3/15/20	300	333,552

		3,555,586

Mining - 0.3%
Barrick Gold Corp., 4.10%, 5/1/23	95	100,595
BHP Billiton Finance USA Ltd., 6.50%, 4/1/19	400	452,944

		553,539

Miscellaneous Manufacturing - 0.2%
Siemens Financieringsmaatschappij NV (a)(b), 4.40%, 5/27/45	300	348,973

Oil, Gas & Consumable Fuels - 0.8%
Gazprom OAO Via Gaz Capital S.A. (a)(b), 6.212%, 11/22/16	300	305,554
Shell International Finance BV, 6.375%, 12/15/38	150	204,297
Sinopec Group Overseas Development 2012 Ltd., 2.75%, 5/17/17	400	404,982
Statoil ASA, 2.90%, 11/8/20	400	416,893

		1,331,726

Oil, Gas & Consumable Fuels - 0.1%
Sinopec Group Overseas Development Ltd. (a)(b), 2.125%, 5/3/19	200	200,974

Pharmaceuticals - 1.0%
AstraZeneca PLC, 1.95%, 9/18/19	400	406,827
Johnson & Johnson, 4.375%, 12/5/33	250	301,798
Merck & Co., Inc., 2.75%, 2/10/25	700	733,099
Sanofi, 4.00%, 3/29/21	300	332,267

		1,773,991

Pipelines - 0.4%
Enterprise Products Operating LLC, 4.85%, 3/15/44	300	318,195
TransCanada PipeLines Ltd., 7.125%, 1/15/19	350	394,070

		712,265

Retail - 0.7%
CVS Health Corp., 4.00%, 12/5/23	300	332,410
Macy’s Retail Holdings, Inc., 4.50%, 12/15/34	300	266,699
Walgreens Boots Alliance, Inc.,
2.70%, 11/18/19	300	310,238
4.50%, 11/18/34	300	316,006

		1,225,353

Software - 0.3%
Oracle Corp. (c), 4.00%, 7/15/46	500	505,095

Supranational Bank - 1.7%
African Development Bank, 1.375%, 12/17/18	1,000	1,013,748
Asian Development Bank,
1.375%, 1/15/19	200	202,614
1.625%, 3/16/21	700	713,696

Corp. Andina de Fomento, 2.00%, 5/10/19	300	303,726
Council of Europe Development Bank, 1.625%, 3/16/21	700	711,014

		2,944,798

Technology Hardware, Storage & Peripherals - 1.1%
Apple, Inc.,
2.25%, 2/23/21	500	514,826
2.85%, 2/23/23	750	788,866
4.65%, 2/23/46	500	564,716

		1,868,408

Telecommunications - 2.7%
AT&T, Inc.,
3.40%, 5/15/25	500	512,648
3.90%, 3/11/24	300	318,196
4.80%, 6/15/44	900	930,843
5.60%, 5/15/18	400	430,706
British Telecommunications PLC, 5.95%, 1/15/18	300	321,202
Cisco Systems, Inc.,
2.45%, 6/15/20	700	729,355
5.50%, 1/15/40	250	328,360
Verizon Communications, Inc.,
3.50%, 11/1/21	550	593,445
4.15%, 3/15/24	500	552,374

		4,717,129

Transportation - 0.6%
CSX Corp., 3.40%, 8/1/24	350	376,973
FedEx Corp., 4.10%, 4/15/43	600	608,635

		985,608

Total Corporate Bonds & Notes (cost-$57,969,400)		59,876,942

U.S. GOVERNMENT AGENCY SECURITIES - 26.6%

Fannie Mae, MBS (c),
2.50%, 7/19/31 TBA, 15 Year	1,560	1,614,113
3.00%, 7/19/31 TBA, 15 Year	1,660	1,740,633
3.00%, 7/14/46 TBA, 30 Year	3,570	3,704,991
3.50%, 7/19/31 TBA, 15 Year	1,210	1,282,104
3.50%, 7/14/46 TBA, 30 Year	4,970	5,243,544
4.00%, 7/14/46 TBA, 30 Year	3,460	3,709,296
4.50%, 7/14/46 TBA, 30 Year	1,260	1,375,492
5.00%, 7/14/46 TBA, 30 Year	740	822,094
5.50%, 7/14/46 TBA, 30 Year	980	1,101,754
Freddie Mac, MBS,
2.50%, 7/19/31 TBA, 15 Year (c)	1,160	1,199,513
3.00%, 7/19/31 TBA, 15 Year (c)	1,140	1,196,020
3.00%, 7/14/46 TBA, 30 Year (c)	2,230	2,311,418
3.50%, 7/19/31 TBA, 15 Year (c)	650	688,035
3.50%, 7/14/46 TBA, 30 Year (c)	3,140	3,310,688
4.00%, 8/1/44	205	219,638
4.00%, 7/14/46 TBA, 30 Year (c)	1,970	2,108,532
4.50%, 7/14/46 TBA, 30 Year (c)	670	730,823
5.00%, 7/14/46 TBA, 30 Year (c)	500	551,648
5.50%, 7/14/46 TBA, 30 Year (c)	570	635,422
Ginnie Mae, MBS, TBA, 30 Year (c),
3.00%, 7/20/46	2,870	2,999,823
3.50%, 7/20/46	4,800	5,094,000
4.00%, 7/20/46	2,140	2,287,626
4.50%, 7/20/46	2,080	2,232,628

Total U.S. Government Agency Securities (cost-$45,817,551)		46,159,835

SOVEREIGN DEBT OBLIGATIONS - 12.3%

Argentina - 0.2%
Republic of Argentina (a)(b), 6.25%, 4/22/19	250	261,250

Brazil - 0.3%
Brazilian Government International Bond,
4.25%, 1/7/25	300	295,125
5.00%, 1/27/45	200	180,000

		475,125

Canada - 0.5%
Export Development Canada, 1.25%, 12/10/18	350	352,982

Province of New Brunswick Canada, 2.75%, 6/15/18	500	516,818

		869,800

Chile - 0.4%
Chile Government International Bond,
3.25%, 9/14/21	400	428,000
3.625%, 10/30/42	300	306,000

		734,000

Colombia - 0.2%
Colombia Government International Bond, 4.00%, 2/26/24	400	419,000

Croatia - 0.7%
Croatia Government International Bond,
6.25%, 4/27/17	600	620,236
6.75%, 11/5/19	500	545,300

		1,165,536

Germany - 0.2%
FMS Wertmanagement AoeR, 1.00%, 11/21/17	300	300,963

Hungary - 0.3%
Hungary Government International Bond, 4.00%, 3/25/19	500	519,680

Iceland - 0.4%
Iceland Government International Bond, 5.875%, 5/11/22	600	701,311

Indonesia - 0.8%
Indonesia Government International Bond,
3.75%, 4/25/22	550	569,962
11.625%, 3/4/19	600	742,328

		1,312,290

Latvia - 0.5%
Republic of Latvia,
2.75%, 1/12/20	700	720,685
5.25%, 2/22/17	200	205,570

		926,255

Lithuania - 0.8%
Lithuania Government International Bond (a)(b), 7.375%, 2/11/20	500	590,600
Republic Of Lithuania, 5.125%, 9/14/17	700	734,090

		1,324,690

Mexico - 1.0%
Mexico Government International Bond,
4.00%, 10/2/23	400	431,500
4.125%, 1/21/26	200	217,250
4.75%, 3/8/44	400	432,000
5.95%, 3/19/19	600	671,550

		1,752,300

Morocco - 0.3%
Morocco Government International Bond, 4.25%, 12/11/22	550	577,377

Panama - 0.4%
Panama Government International Bond, 7.125%, 1/29/26	550	727,375

Peru - 0.8%
Peruvian Government International Bond,
4.125%, 8/25/27	300	331,500
7.125%, 3/30/19	500	576,250
7.35%, 7/21/25	400	546,000

		1,453,750

Philippines - 0.2%
Philippine Government International Bond, 6.50%, 1/20/20	300	349,514

Poland - 0.8%
Poland Government International Bond,
5.00%, 3/23/22	700	788,891
6.375%, 7/15/19	600	680,610

		1,469,501

South Africa - 0.2%
Republic of South Africa, 4.875%, 4/14/26	290	301,419

Supranational - 2.7%
Asian Development Bank, 1.375%, 3/23/20	500	505,731
Council of Europe Development Bank, 1.00%, 3/7/18	1,000	1,003,019
European Investment Bank, 1.00%, 3/15/18	1,700	1,705,760
International Bank for Reconstruction & Development, 1.875%, 10/7/19	500	514,487
Nordic Investment Bank, 0.75%, 1/17/18	1,000	1,000,648

		4,729,645

Turkey - 0.6%
Turkey Government International Bond,
4.875%, 10/9/26	300	316,768
6.75%, 4/3/18	600	646,800

		963,568

Total Sovereign Debt Obligations (cost-$20,819,922)		21,334,349

Repurchase Agreements - 1.2%
State Street Bank and Trust Co., dated 6/30/16, 0.03%, due 7/1/16, proceeds $2,127,002; collateralized by U.S. Treasury Notes, 1.75%, due 5/15/23, valued at $2,170,875 including accrued interest (cost-$2,127,000)	2,127	2,127,000

Total Investments (cost-$213,998,658)-125.7%		218,554,909

Liabilities in excess of other assets (e)-(25.7)%		(44,624,092)

Net Assets-100.0%		$173,930,817

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $7,994,874, representing 4.6% of net assets.

(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	When-issued or delayed-delivery. To be settled/delivered after June 30, 2016.
(d)	All or partial amount segregated for the benefit of the counterparty as collateral for when-issued or delayed delivery securities.
(e)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2016:

	Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Depreciation
Short:	2-Year U.S. Treasury Note	(190)	$(41,672)	9/30/16	$(306,154)

(f)	At June 30, 2016, the Fund pledged $391,122 in cash as collateral for derivatives.

Glossary:

MBS - Mortgage-Backed Securities

TBA - To Be Announced

Schedule of Investments

AllianzGI Best Styles Global Managed Volatility Portfolio

June 30, 2016 (unaudited)

	Shares	Value*
COMMON STOCK - 97.9%

Australia - 0.6%
Automotive Holdings Group Ltd.	11,583	$32,776
Qantas Airways Ltd. (d)	9,012	19,090
Regis Resources Ltd.	50,402	129,139
Resolute Mining Ltd. (d)	41,298	39,820
Saracen Mineral Holdings Ltd. (d)	39,336	42,292
St Barbara Ltd. (d)	53,562	117,986
Tassal Group Ltd.	11,662	34,850

		415,953

Austria - 0.2%
BUWOG AG (d)	2,865	66,322
Flughafen Wien AG	1,028	27,751
Telekom Austria AG (d)	2,941	17,075

		111,148

Belgium - 0.3%
Groupe Bruxelles Lambert S.A.	2,412	197,798

Bermuda - 1.3%
Aspen Insurance Holdings Ltd.	2,674	124,020
DHT Holdings, Inc.	16,014	80,551
Enstar Group Ltd. (d)	473	76,621
Everest Re Group Ltd.	2,764	504,900
Genpact Ltd. (d)	4,500	120,780
Maiden Holdings Ltd.	7,142	87,418

		994,290

Brazil - 0.3%
JBS S.A.	75,800	235,968

Canada - 2.8%
Bank of Montreal	1,986	125,974
BCE, Inc.	12,492	591,169
Canadian Imperial Bank of Commerce	2,335	175,385
Canadian Real Estate Investment Trust REIT	1,519	56,788
Cascades, Inc.	4,423	31,325
Centerra Gold, Inc.	7,028	41,887
Cogeco Communications, Inc.	1,767	92,730
Endeavour Mining Corp. (d)	3,250	55,167
George Weston Ltd.	2,693	233,062
Great-West Lifeco, Inc.	3,011	79,426
Intact Financial Corp.	1,101	78,650
Killam Apartment Real Estate Investment Trust REIT	2,327	22,857
Kirkland Lake Gold, Inc. (d)	11,587	95,426
Laurentian Bank of Canada	1,376	51,378
Martinrea International, Inc.	2,230	13,809
Milestone Apartments Real Estate Investment Trust REIT	5,524	80,768
North West Co., Inc.	2,474	56,414
Power Corp. of Canada	8,277	176,181
Pure Industrial Real Estate Trust REIT	9,815	39,125
Transcontinental, Inc., Class A	2,559	34,682

		2,132,203

China - 0.9%
China Construction Bank Corp., Class H	473,000	315,936
China Dongxiang Group Co., Ltd.	138,000	24,469
Evergrande Real Estate Group Ltd.	83,000	50,880
Jiangsu Expressway Co., Ltd., Class H	18,000	25,137
Longfor Properties Co., Ltd.	35,500	46,317
Shenzhen Expressway Co., Ltd., Class H	56,000	51,243
Tianneng Power International Ltd. (d)	96,000	65,639
Tong Ren Tang Technologies Co., Ltd., Class H	11,000	18,295
Xinjiang Goldwind Science & Technology Co., Ltd., Class H	58,000	79,490
Yuzhou Properties Co., Ltd. (d)	118,000	32,926

		710,332

Colombia - 0.0%
Corp. Financiera Colombiana S.A.	1,014	13,244

Czech Republic - 0.0%
O2 Czech Republic AS	1,417	12,609

Denmark - 0.1%
Matas A/S (d)	1,416	24,064
Solar A/S, Class B	356	16,534

		40,598

Finland - 0.3%
Neste Oyj	5,828	208,986

France - 1.2%
Atos S.E.	2,329	192,023
Cegereal REIT	2,280	96,351
Eiffage S.A.	187	13,294
Eutelsat Communications S.A.	4,830	91,167
SCOR SE	5,432	160,597
Vinci S.A.	4,787	337,803

		891,235

Germany - 0.6%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	231	38,738
Rhoen Klinikum AG	2,351	68,817
RTL Group S.A.	2,228	181,958
Talanx AG	3,117	92,834
TLG Immobilien AG	1,491	31,358
WCM Beteiligungs & Grundbesitz AG (d)	5,955	21,475

		435,180

Hong Kong - 2.2%
CK Hutchison Holdings Ltd.	4,500	49,502
CLP Holdings Ltd.	87,500	894,960
Kingboard Chemical Holdings Ltd.	17,000	33,890
Link REIT	68,000	464,998
Swire Pacific Ltd., Class A	17,500	198,110
XTEP International Holdings Ltd.	25,000	13,533
Yue Yuen Industrial Holdings Ltd.	3,000	11,968

		1,666,961

Hungary - 0.4%
Magyar Telekom Telecommunications PLC	30,292	47,510
MOL Hungarian Oil & Gas PLC	2,962	171,473
Richter Gedeon Nyrt	4,334	86,204

		305,187

Ireland - 0.2%
AerCap Holdings NV (d)	2,939	98,721
Irish Residential Properties REIT PLC REIT	16,994	20,934
Origin Enterprises PLC	4,844	29,195

		148,850

Israel - 0.8%
Bank Hapoalim BM	44,398	223,672
Bank Leumi Le-Israel BM (d)	23,226	81,550
Elbit Systems Ltd.	912	82,587
Israel Discount Bank Ltd., Class A (d)	38,177	65,744
Mizrahi Tefahot Bank Ltd.	9,827	113,313
Taro Pharmaceutical Industries Ltd. (d)	273	39,749
Teva Pharmaceutical Industries Ltd.	80	4,049

		610,664

Italy - 0.1%
Fila SpA	1,735	23,858
Societa Iniziative Autostradali e Servizi SpA	3,859	33,307

		57,165

Japan - 13.2%
Accordia Golf Co., Ltd.	5,400	56,540
ADEKA Corp.	400	4,848
Alpen Co., Ltd.	1,300	21,263
ANA Holdings, Inc.	128,000	364,750
Aoyama Trading Co., Ltd.	3,200	118,004
Astellas Pharma, Inc.	34,700	544,177
BML, Inc.	900	41,223
Canon, Inc.	4,700	134,186

CMK Corp. (d)	11,400	46,006
Daiichi Sankyo Co., Ltd.	9,800	238,092
Daito Pharmaceutical Co., Ltd.	800	21,975
DCM Holdings Co., Ltd.	12,500	106,843
Doshisha Co., Ltd.	1,300	24,975
Doutor Nichires Holdings Co., Ltd.	2,300	40,038
DTS Corp.	1,500	27,897
Dydo Drinco, Inc.	400	21,343
EDION Corp.	10,200	84,131
FamilyMart Co., Ltd.	3,400	207,200
Fuji Media Holdings, Inc.	7,500	84,330
Fuji Oil Holdings, Inc.	6,300	117,457
Fuji Soft, Inc.	1,100	26,041
FUJIFILM Holdings Corp.	9,400	364,724
Fukuyama Transporting Co., Ltd.	11,000	57,867
Geo Holdings Corp.	5,100	68,630
Hankyu Hanshin Holdings, Inc.	28,000	208,783
Heiwa Corp.	4,600	93,302
Hitachi Koki Co., Ltd.	3,600	21,531
Hogy Medical Co., Ltd.	600	41,759
Honeys Co., Ltd.	600	6,569
Japan Airlines Co., Ltd.	10,900	350,681
Kato Sangyo Co., Ltd.	700	16,410
Kyoei Steel Ltd.	2,600	39,554
Mirait Holdings Corp.	5,000	49,158
Mitsubishi Shokuhin Co., Ltd.	900	23,611
Mitsubishi Tanabe Pharma Corp.	22,500	406,534
NEC Networks & System Integration Corp.	2,500	44,260
Nichias Corp.	6,000	45,926
Nichiha Corp.	1,300	20,543
Nifco, Inc.	700	36,703
Nihon Unisys Ltd.	9,400	116,223
Nippon Electric Glass Co., Ltd.	16,000	66,792
Nippon Flour Mills Co., Ltd.	6,000	46,887
Nippon Paper Industries Co., Ltd.	6,500	113,498
Nippon Telegraph & Telephone Corp.	17,500	820,660
Nipro Corp.	11,300	140,387
Nisshin Oillio Group Ltd.	7,000	32,113
NTT Data Corp.	5,200	245,588
NTT DoCoMo, Inc.	38,500	1,038,288
Obayashi Corp.	9,500	101,146
Okamura Corp.	3,500	34,849
Onward Holdings Co., Ltd.	7,000	43,671
Pacific Industrial Co., Ltd.	3,400	31,160
PanaHome Corp.	6,000	47,496
Prima Meat Packers Ltd.	7,000	21,122
Raito Kogyo Co., Ltd.	5,500	57,449
Ricoh Co., Ltd.	15,300	132,628
Right On Co., Ltd.	3,900	50,991
S Foods, Inc.	1,100	29,518
Sakata INX Corp.	3,000	34,470
Sanyo Chemical Industries Ltd.	3,000	23,254
Sawai Pharmaceutical Co., Ltd.	1,900	147,286
Seiko Epson Corp.	1,500	24,047
Senko Co., Ltd.	6,000	36,132
Shiga Bank Ltd.	6,000	25,720
Shimachu Co., Ltd.	3,600	78,432
Stella Chemifa Corp.	3,200	109,460
Sumitomo Dainippon Pharma Co., Ltd.	8,600	149,062
Takasago Thermal Engineering Co., Ltd.	4,500	53,171
Takashimaya Co., Ltd.	15,000	107,438
Takeda Pharmaceutical Co., Ltd.	5,200	224,267
Tokyo Seimitsu Co., Ltd.	2,400	55,889
Toppan Printing Co., Ltd.	20,000	171,975
Toray Industries, Inc.	11,000	93,862
Towa Pharmaceutical Co., Ltd.	2,100	109,656
Toyo Construction Co., Ltd.	3,200	14,501
Tv Tokyo Holdings Corp.	1,000	19,634
Unipres Corp.	4,800	77,271
UNY Group Holdings Co., Ltd.	16,200	136,301
Valor Holdings Co., Ltd.	2,400	63,826
Wacoal Holdings Corp.	6,000	59,210
West Japan Railway Co.	9,100	576,697
Yorozu Corp.	900	12,611
Yoshinoya Holdings Co., Ltd.	7,200	98,281
Yurtec Corp.	2,000	13,671

		9,914,454

Korea (Republic of) - 2.6%
CJ Hellovision Co., Ltd.	2,652	26,009
Daekyo Co., Ltd.	2,318	17,771
Easy Bio, Inc.	13,782	80,569
Hansol Paper Co., Ltd.	1,424	26,746
Hyundai Engineering Plastics Co., Ltd.	2,575	20,837
Hyundai Mobis Co., Ltd.	1,494	328,685
Hyundai Motor Co.	2,713	320,925
KC Tech Co., Ltd.	519	6,767
Kia Motors Corp.	1,778	66,994
KT Corp.	660	17,046
KT&G Corp.	2,684	317,879
Kukdo Chemical Co., Ltd.	388	20,131
Macquarie Korea Infrastructure Fund	9,158	69,725
Samjin Pharmaceutical Co., Ltd.	1,581	48,813
Samsung Electronics Co., Ltd.	434	540,482
Samyang Holdings Corp.	267	34,536
Ubiquoss, Inc.	1,739	13,949

		1,957,864

Malaysia - 0.2%
KNM Group Bhd. (d)	94,600	9,689
Maxis Bhd.	9,800	14,329
MISC Bhd.	36,800	68,096
Supermax Corp. Bhd.	59,900	32,014

		124,128

Morocco - 0.1%
Douja Promotion Groupe Addoha S.A.	10,225	37,971

Netherlands - 0.6%
Koninklijke Ahold NV	12,056	266,227
NN Group NV	6,729	185,239
Vastned Retail NV REIT	638	25,886

		477,352

New Zealand - 0.2%
Air New Zealand Ltd.	34,588	51,838
Auckland International Airport Ltd.	1,247	5,801
Chorus Ltd.	14,519	43,847
Kiwi Property Group Ltd.	22,078	23,541
Nuplex Industries Ltd.	8,812	33,091
Summerset Group Holdings Ltd.	6,733	21,098

		179,216

Norway - 0.3%
Avance Gas Holding Ltd. (a)	1,481	4,664
Marine Harvest ASA (d)	2,251	37,968
Orkla ASA	22,120	196,725

		239,357

Philippines - 0.1%
Aboitiz Equity Ventures, Inc.	19,950	33,126
Bank of the Philippine Islands	2,810	5,819
BDO Unibank, Inc.	12,250	29,266

		68,211

Poland - 0.4%
Asseco Poland S.A.	1,599	21,207
Ciech S.A. (d)	1,821	23,179
Grupa Lotos S.A. (d)	3,499	27,067
Polski Koncern Naftowy Orlen S.A.	12,372	217,320

		288,773

Russian Federation - 0.1%
PhosAgro OJSC GDR	4,042	59,620

Singapore - 0.8%
Accordia Golf Trust UNIT	40,100	17,876
Mapletree Industrial Trust REIT	25,700	32,871
SATS Ltd.	34,800	106,397
Singapore Airlines Ltd.	49,600	393,869
Sino Grandness Food Industry Group Ltd.	82,800	37,988
Venture Corp. Ltd.	5,000	30,733

		619,734

South Africa - 0.4%
AngloGold Ashanti Ltd. (d)	12,404	223,998
Harmony Gold Mining Co., Ltd. (d)	31,029	110,677

		334,675

Spain - 0.3%
Axiare Patrimonio SOCIMI S.A. REIT	3,327	42,386
Ebro Foods S.A.	5,682	130,789
Lar Espana Real Estate Socimi S.A. REIT	2,084	18,624

		191,799

Sweden - 0.0%
Cloetta AB, Class B	7,650	26,304

Switzerland - 2.2%
Bachem Holding AG, Class B	1,042	84,459
Baloise Holding AG	1,511	168,296
Banque Cantonale Vaudoise	95	63,601
BKW AG	463	20,530
Cembra Money Bank AG (d)	161	11,260
Chubb Ltd.	2,953	385,987
Emmi AG (d)	69	42,067
Komax Holding AG	161	33,271
Kudelski S.A. (d)	1,384	27,515
Nestle S.A.	3,361	260,404
Schweiter Technologies AG	25	23,849
Siegfried Holding AG (d)	150	28,817
Swiss Life Holding AG (d)	723	167,084
Swiss Re AG	3,263	284,992
Valora Holding AG	239	66,442

		1,668,574

Taiwan - 3.8%
Accton Technology Corp.	84,000	113,225
Arcadyan Technology Corp.	27,000	49,932
Asia Vital Components Co., Ltd.	37,000	27,966
Basso Industry Corp.	28,000	79,750
Chang Hwa Commercial Bank Ltd.	42,000	21,930
Cheng Uei Precision Industry Co., Ltd.	16,000	20,931
Chin-Poon Industrial Co., Ltd.	21,000	45,454
China Airlines Ltd. (d)	169,000	50,866
China Metal Products	25,000	29,768
China Motor Corp.	30,000	22,757
Chunghwa Telecom Co., Ltd.	206,000	745,033
Elite Material Co., Ltd.	46,000	108,129
Farglory Land Development Co., Ltd.	54,000	62,516
Formosa Petrochemical Corp.	125,000	340,816
Formosa Plastics Corp.	27,000	65,478
Getac Technology Corp.	55,000	38,833
Gintech Energy Corp. (d)	19,000	15,564
Hon Hai Precision Industry Co., Ltd.	165,000	425,087
Hua Nan Financial Holdings Co., Ltd.	45,000	23,384
King Yuan Electronics Co., Ltd.	11,000	9,797
Kinsus Interconnect Technology Corp.	20,000	44,016
Powertech Technology, Inc.	47,000	104,941
Sercomm Corp.	34,000	76,307
Shin Zu Shing Co., Ltd.	11,000	36,284
Sinbon Electronics Co., Ltd.	38,000	85,803
Taiwan Business Bank (d)	227,000	57,805
TXC Corp.	47,000	65,544
United Microelectronics Corp.	99,000	38,826
Wistron NeWeb Corp.	15,000	38,472
Yageo Corp.	14,000	23,291

		2,868,505

Thailand - 1.3%
Bangchak Petroleum PCL (c)	75,700	69,195
Bangkok Airways Co., Ltd. (c)	177,400	116,894
Bangkok Bank PCL	48,100	221,674
IRPC PCL (c)	1,386,500	188,519
Kiatnakin Bank PCL (c)	58,800	72,937
Siam Cement PCL	4,500	61,118
Sri Trang Agro-Industry PCL (c)	26,400	9,499
Thai Oil PCL (c)	59,800	102,513
Tipco Asphalt PCL (c)	131,200	102,048

		944,397

United Kingdom - 1.7%
Assura PLC REIT	27,516	20,145
British American Tobacco PLC	7,077	458,795
Burford Capital Ltd.	4,554	19,430
Gamma Communications PLC	8,153	41,787
Imperial Brands PLC	6,550	355,224
Johnson Service Group PLC	18,723	22,183
Marston’s PLC	16,473	29,684
Northgate PLC	6,507	28,243
Novae Group PLC	2,157	21,551
Primary Health Properties PLC REIT	15,990	22,723
Royal Mail PLC	28,133	189,013
Wizz Air Holdings PLC (a)(d)	1,114	23,887
WM Morrison Supermarkets PLC	26,979	67,728

		1,300,393

United States - 57.3%
AbbVie, Inc.	6,661	412,382
Aflac, Inc.	4,170	300,907
AGL Resources, Inc.	3,007	198,372
Agree Realty Corp. REIT	2,412	116,355
Ally Financial, Inc. (d)	11,102	189,511
Almost Family, Inc. (d)	1,311	55,862
Altria Group, Inc.	13,752	948,338
American Capital Agency Corp. REIT	24,845	492,428
American Capital Mortgage Investment Corp. REIT	6,260	98,845
American Electric Power Co., Inc.	4,776	334,750
American Financial Group, Inc.	2,865	211,809
American Public Education, Inc. (d)	2,839	79,776
AMERISAFE, Inc.	1,337	81,851
AmerisourceBergen Corp.	689	54,651
Amgen, Inc.	2,715	413,087
Annaly Capital Management, Inc. REIT	58,560	648,259
Anthem, Inc.	2,187	287,241
Anworth Mortgage Asset Corp. REIT	11,341	53,303
Apollo Commercial Real Estate Finance, Inc. REIT	5,850	94,009
Ares Commercial Real Estate Corp. REIT	1,910	23,474
Argan, Inc.	1,934	80,686
Armour Residential REIT, Inc. REIT	4,248	84,960
AT&T, Inc.	33,363	1,441,615
Atmos Energy Corp.	2,669	217,043
Automatic Data Processing, Inc.	6,855	629,769
AutoZone, Inc. (d)	761	604,112
AvalonBay Communities, Inc. REIT	533	96,148
AVX Corp.	3,201	43,470
Axis Capital Holdings Ltd.	7,559	415,745
Banc of California, Inc.	5,203	94,174
Becton Dickinson and Co.	48	8,140
Bemis Co., Inc.	163	8,393
Berkshire Hills Bancorp, Inc.	1,588	42,749
Blackstone Mortgage Trust, Inc., Class A REIT	4,633	128,195
Brixmor Property Group, Inc. REIT	627	16,590
Bunge Ltd.	1,688	99,845
Camden National Corp.	514	21,588
Campbell Soup Co.	7,486	498,044
Capitol Federal Financial, Inc.	9,557	133,320
Capstead Mortgage Corp. REIT	9,537	92,509
Cardinal Health, Inc.	5,207	406,198
Carriage Services, Inc.	1,357	32,134
CBIZ, Inc. (d)	2,255	23,475
Centene Corp. (d)	3,991	284,838
CenturyLink, Inc.	8,643	250,733
Chimera Investment Corp. REIT	9,001	141,316
Cincinnati Financial Corp.	3,598	269,454
Cisco Systems, Inc.	19,993	573,599
Clorox Co.	6,491	898,289
CMS Energy Corp.	5,717	262,182
Colgate-Palmolive Co.	3,159	231,239
Computer Sciences Corp.	4,763	236,483
Consolidated Edison, Inc.	14,243	1,145,707
Convergys Corp.	2,740	68,500
Cooper-Standard Holding, Inc. (d)	1,636	129,228
CorEnergy Infrastructure Trust, Inc. REIT	2,736	78,934
Cracker Barrel Old Country Store, Inc.	1,045	179,186
CVS Health Corp.	763	73,050
CYS Investments, Inc. REIT	15,053	125,994
Darden Restaurants, Inc.	3,002	190,147
Dean Foods Co.	7,229	130,773
DineEquity, Inc.	1,353	114,707

Dominion Resources, Inc.	191	14,885
Dr. Pepper Snapple Group, Inc.	3,062	295,881
DTE Energy Co.	2,667	264,353
Duke Energy Corp.	12,303	1,055,474
Dynex Capital, Inc. REIT	3,826	26,552
Eldorado Resorts, Inc. (d)	2,998	45,555
Ennis, Inc.	4,014	76,989
Enviva Partners L.P.	1,111	25,286
Equity Lifestyle Properties, Inc. REIT	2,786	223,019
Exelon Corp.	9,032	328,404
Express Scripts Holding Co. (d)	8,047	609,963
Exxon Mobil Corp.	1,183	110,894
FairPoint Communications, Inc. (d)	2,066	30,329
Federal Agricultural Mortgage Corp., Class C	1,639	57,070
Fidelity & Guaranty Life	4,676	108,390
First Busey Corp.	1,133	24,235
First NBC Bank Holding Co. (d)	3,323	55,793
FirstEnergy Corp.	6,618	231,034
Ford Motor Co.	27,021	339,654
General Mills, Inc.	9,715	692,874
General Motors Co.	11,543	326,667
German American Bancorp, Inc.	724	23,146
Getty Realty Corp. REIT	1,369	29,365
Gilead Sciences, Inc.	4,453	371,469
Global Brass & Copper Holdings, Inc.	1,797	49,040
Great Southern Bancorp, Inc.	517	19,113
Hanover Insurance Group, Inc.	1,418	119,991
HCA Holdings, Inc. (d)	2,708	208,543
Helen of Troy Ltd. (d)	985	101,297
Henry Schein, Inc. (d)	118	20,862
Hewlett Packard Enterprise Co.	12,485	228,101
Hooker Furniture Corp.	2,362	50,759
Huntington Ingalls Industries, Inc.	250	42,007
Independence Realty Trust, Inc. REIT	3,543	28,982
Ingles Markets, Inc., Class A	503	18,762
Ingredion, Inc.	1,796	232,420
Insight Enterprises, Inc. (d)	196	5,096
Intel Corp.	15,427	506,006
Invesco Mortgage Capital, Inc. REIT	2,020	27,654
JetBlue Airways Corp. (d)	4,546	75,282
John B Sanfilippo & Son, Inc.	181	7,716
Johnson & Johnson	13,730	1,665,449
Kellogg Co.	1,007	82,222
Kelly Services, Inc., Class A	2,708	51,371
Kimberly-Clark Corp.	5,097	700,736
Laboratory Corp. of America Holdings (d)	4,589	597,809
LHC Group, Inc. (d)	2,438	105,517
Mallinckrodt PLC (d)	3,037	184,589
McDonald’s Corp.	9,656	1,162,003
MFA Financial, Inc. REIT	18,186	132,212
Mid-America Apartment Communities, Inc. REIT	1,947	207,161
Monmouth Real Estate Investment Corp. REIT	2,656	35,219
Motorola Solutions, Inc.	2,881	190,060
Navigant Consulting, Inc. (d)	3,259	52,633
Net 1 UEPS Technologies, Inc. (d)	1,996	19,940
Newmont Mining Corp.	3,348	130,974
NextEra Energy, Inc.	3,932	512,733
Northfield Bancorp, Inc.	2,120	31,440
NVR, Inc. (d)	40	71,214
Old Republic International Corp.	6,851	132,156
Omega Protein Corp. (d)	5,443	108,806
Omnicom Group, Inc.	3,272	266,635
Opus Bank	2,050	69,290
Orchid Island Capital, Inc. REIT	1,081	11,123
Oritani Financial Corp.	4,555	72,834
Owens & Minor, Inc.	3,081	115,168
Paychex, Inc.	2,056	122,332
PDL BioPharma, Inc.	26,454	83,066
PepsiCo, Inc.	1,734	183,700
PG&E Corp.	6,516	416,503
PharMerica Corp. (d)	4,113	101,427
Pinnacle Foods, Inc.	4,450	205,990
Pinnacle West Capital Corp.	2,650	214,809
PPL Corp.	7,429	280,445
Procter & Gamble Co.	5,085	430,547
Progressive Corp.	7,971	267,028
Public Service Enterprise Group, Inc.	6,008	280,033
Public Storage REIT	3,405	870,284
Quest Diagnostics, Inc.	3,220	262,140
Republic Services, Inc.	13,760	706,026
Reynolds American, Inc.	9,318	502,520

Schweitzer-Mauduit International, Inc.	2,988	105,417
Southern Co.	17,870	958,368
State National Cos., Inc.	1,708	17,985
STORE Capital Corp. REIT	4,687	138,032
Stryker Corp.	5,357	641,929
SunTrust Banks, Inc.	7,274	298,816
Target Corp.	11,436	798,461
TECO Energy, Inc.	7,098	196,189
Teleflex, Inc.	1,257	222,879
Tesoro Corp.	324	24,274
TJX Cos., Inc.	355	27,417
Towne Bank	2,072	44,859
Travelers Cos., Inc.	5,538	659,244
Trico Bancshares	752	20,755
Triple-S Management Corp., Class B (d)	2,529	61,783
Two Harbors Investment Corp. REIT	4,588	39,273
Unifi, Inc. (d)	1,205	32,812
United Financial Bancorp, Inc.	1,491	19,353
UnitedHealth Group, Inc.	5,550	783,660
Unum Group	6,093	193,696
Validus Holdings Ltd.	2,693	130,853
Verizon Communications, Inc.	24,067	1,343,901
Walker & Dunlop, Inc. (d)	3,468	79,001
Waste Management, Inc.	457	30,285
WEC Energy Group, Inc.	12,838	838,321
World Acceptance Corp. (d)	285	12,996
Xcel Energy, Inc.	16,796	752,125
XL Group PLC	6,501	216,548

		43,132,759

Total Common Stock (cost-$71,238,578)		73,622,457

PREFERRED STOCK - 0.0%

Colombia - 0.0%
Grupo Aval Acciones y Valores S.A. (cost-$10,563)	27,464	11,095

RIGHTS - 0.0%

Korea (Republic of) - 0.0%
Hansol Paper Co., Ltd., strike price KRW 19,000, expires 7/29/16, (c)(d) (cost-$0)	248	549

	Principal Amount (000s)
Repurchase Agreements - 1.7%

State Street Bank and Trust Co., dated 6/30/16, 0.03%, due 7/1/16, proceeds $1,303,001; collateralized by U.S. Treasury Notes, 1.75%, due 5/15/23, valued at $1,333,538 including accrued interest (cost-$1,303,000)	$1,303	1,303,000

Total Investments (cost-$72,552,141) (b)-99.6%		74,937,101

Other assets less liabilities-0.4%		304,598

Net Assets-100.0%		$75,241,699

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(b)	Securities with an aggregate value of $25,346,283, representing 33.7% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Securities with an aggregate value of $662,154, representing 0.9% of net assets.
(d)	Non-income producing.

Glossary:

GDR - Global Depositary Receipt

REIT - Real Estate Investment Trust

UNIT - More than one class of securities traded together.

Schedule of Investments

AllianzGI Best Styles Global Managed Volatility Portfolio

June 30, 2016 (unaudited)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Electric Utilities	8.0%
Insurance	7.7%
Diversified Telecommunication Services	7.2%
Real Estate Investment Trust	6.7%
Health Care Providers & Services	5.4%
Pharmaceuticals	5.2%
Food Products	4.6%
Multi-Utilities	4.0%
Tobacco	3.4%
Banks	3.2%
Household Products	3.0%
Hotels, Restaurants & Leisure	2.6%
IT Services	2.4%
Oil, Gas & Consumable Fuels	2.1%
Technology Hardware, Storage & Peripherals	2.0%
Airlines	1.9%
Specialty Retail	1.7%
Biotechnology	1.7%
Food & Staples Retailing	1.5%
Commercial Services & Supplies	1.5%
Health Care Equipment & Supplies	1.4%
Automobiles	1.4%
Metals & Mining	1.4%
Communications Equipment	1.4%
Wireless Telecommunication Services	1.4%
Electronic Equipment, Instruments & Components	1.4%
Road & Rail	1.2%
Multi-line Retail	1.2%
Semiconductors & Semiconductor Equipment	1.0%
Media	1.0%
Auto Components	1.0%
Construction & Engineering	0.9%
Real Estate Management & Development	0.7%
Beverages	0.6%
Chemicals	0.6%
Gas Utilities	0.6%
Thrifts & Mortgage Finance	0.5%
Household Durables	0.5%
Diversified Financial Services	0.4%
Transportation Infrastructure	0.3%
Paper & Forest Products	0.3%
Consumer Finance	0.3%
Air Freight & Logistics	0.3%
Textiles, Apparel & Luxury Goods	0.2%
Construction Materials	0.2%
Building Products	0.2%
Machinery	0.2%
Diversified Consumer Services	0.2%
Professional Services	0.2%
Aerospace & Defense	0.2%
Trading Companies & Distributors	0.2%
Life Sciences Tools & Services	0.1%
Leisure Products	0.1%
Industrial Conglomerates	0.1%
Electrical Equipment	0.1%
Marine	0.1%
Software	0.1%
Containers & Packaging	0.1%
Repurchase Agreements	1.7%
Other assets less liabilities	0.4%

100.0%

Schedule of Investments

AllianzGI Discovery U.S. Portfolio

June 30, 2016 (unaudited)

	Shares	Value*
COMMON STOCK - 94.7%

Aerospace & Defense - 2.1%
Boeing Co. (a)	1,643	$213,376

Air Freight & Logistics - 2.0%
United Parcel Service, Inc., Class B (a)	1,850	199,282

Automobiles - 1.2%
Tesla Motors, Inc. (a)(b)	588	124,821

Banks - 5.6%
Citigroup, Inc. (a)	5,958	252,559
JPMorgan Chase & Co. (a)	5,055	314,118

		566,677

Beverages - 2.5%
PepsiCo, Inc. (a)	2,390	253,197

Biotechnology - 5.8%
Amgen, Inc. (a)	1,490	226,704
BioMarin Pharmaceutical, Inc. (a)(b)	2,465	191,777
Celgene Corp. (a)(b)	1,735	171,123

		589,604

Capital Markets - 2.1%
BlackRock, Inc. (a)	625	214,081

Chemicals - 3.6%
Ashland, Inc. (a)	1,665	191,092
Axalta Coating Systems Ltd. (a)(b)	6,405	169,925

		361,017

Communications Equipment - 3.5%
Cisco Systems, Inc. (a)	6,233	178,825
Palo Alto Networks, Inc. (a)(b)	1,455	178,441

		357,266

Diversified Financial Services - 4.1%
CME Group, Inc. (a)	1,505	146,587
Intercontinental Exchange, Inc. (a)	1,040	266,198

		412,785

Energy Equipment & Services - 2.4%
Schlumberger Ltd. (a)	1,865	147,484
Weatherford International PLC (a)(b)	16,855	93,545

		241,029

Food & Staples Retailing - 2.6%
Walgreens Boots Alliance, Inc. (a)	3,090	257,304

Food Products - 4.8%
Hain Celestial Group, Inc. (a)(b)	5,056	251,536
Mondelez International, Inc., Class A (a)	5,025	228,688

		480,224

Health Care Equipment & Supplies - 3.7%
DexCom, Inc. (a)(b)	1,540	122,168
Intuitive Surgical, Inc. (a)(b)	270	178,581
St. Jude Medical, Inc. (a)	940	73,320

		374,069

Health Care Providers & Services - 2.8%
UnitedHealth Group, Inc. (a)	2,020	285,224

Hotels, Restaurants & Leisure - 2.7%
McDonald’s Corp. (a)	2,235	268,960

Industrial Conglomerates - 3.4%
General Electric Co. (a)	10,860	341,873

Internet Software & Services - 3.9%
Akamai Technologies, Inc. (a)(b)	3,195	178,697
Alphabet, Inc., Class A (a)	306	215,280

		393,977

Media - 5.1%
CBS Corp., Class B (a)	4,450	242,258
Comcast Corp., Class A (a)	4,210	274,450

		516,708

Multi-line Retail - 2.2%
Dollar General Corp. (a)	2,351	220,994

Oil, Gas & Consumable Fuels - 5.1%
Chevron Corp. (a)	1,980	207,563
Continental Resources, Inc. (a)(b)	2,848	128,929
Pioneer Natural Resources Co. (a)	1,195	180,696

		517,188

Pharmaceuticals - 5.0%
Allergan PLC (a)(b)	1,030	238,022
Merck & Co., Inc. (a)	4,575	263,566

		501,588

Road & Rail - 1.7%
Union Pacific Corp. (a)	2,015	175,809

Semiconductors & Semiconductor Equipment - 3.6%
Intel Corp. (a)	5,815	190,732
Lam Research Corp. (a)	2,025	170,221

		360,953

Software - 7.3%
Microsoft Corp. (a)	6,950	355,631
Mobileye NV (b)	5,420	250,079
Oracle Corp. (a)	3,330	136,297

		742,007

Specialty Retail - 4.6%
Home Depot, Inc. (a)	2,290	292,410
TJX Cos., Inc. (a)	2,220	171,451

		463,861

Technology Hardware, Storage & Peripherals - 1.3%
Apple, Inc. (a)	1,390	132,884

Total Common Stock (cost-$9,100,515)		9,566,758

	Principal Amount (000s)
Repurchase Agreements - 73.6%

State Street Bank and Trust Co., dated 6/30/16, 0.03%, due 7/1/16, proceeds $7,430,006; collateralized by U.S. Treasury Notes, 1.75%, due 5/15/23, valued at $7,582,556 including accrued interest (cost-$7,430,000)	$7,430	7,430,000

Total Investments, before securities sold short (cost-$16,530,515)-168.3%		16,996,758

	Shares
SECURITIES SOLD SHORT - (99.7)%

Common Stock - (92.7)%
Air Freight & Logistics - (1.1)%
Expeditors International of Washington, Inc.	2,210	(108,378)

Auto Components - (0.9)%
BorgWarner, Inc.	3,045	(89,888)

Automobiles - (1.1)%
Harley-Davidson, Inc.	2,469	(111,846)

Banks - (2.4)%
Bank of America Corp.	12,555	(166,605)
Fifth Third Bancorp	4,190	(73,702)

		(240,307)

Beverages - (2.0)%
Coca-Cola Co.	4,445	(201,492)

Biotechnology - (1.5)%
United Therapeutics Corp. (b)	910	(96,387)
Vertex Pharmaceuticals, Inc. (b)	585	(50,322)

		(146,709)

Capital Markets - (4.4)%
Franklin Resources, Inc.	3,315	(110,621)
Goldman Sachs Group, Inc.	1,095	(162,695)
Morgan Stanley	6,460	(167,831)

		(441,147)

Chemicals - (1.1)%
CF Industries Holdings, Inc.	2,175	(52,417)
Mosaic Co.	2,070	(54,193)

		(106,610)

Communications Equipment - (1.6)%
Brocade Communications Systems, Inc.	6,395	(58,706)
Juniper Networks, Inc.	4,365	(98,169)

		(156,875)

Consumer Finance - (0.9)%
American Express Co.	1,515	(92,051)

Containers & Packaging - (1.0)%
Ball Corp.	1,410	(101,929)

Distributors - (0.5)%
Genuine Parts Co.	535	(54,169)

Diversified Financial Services - (3.0)%
Berkshire Hathaway, Inc., Class B (b)	700	(101,353)
Leucadia National Corp.	6,400	(110,912)
Moody’s Corp.	1,015	(95,116)

		(307,381)

Electrical Equipment - (2.0)%
Eaton Corp. PLC	1,720	(102,736)
Rockwell Automation, Inc.	881	(101,156)

		(203,892)

Electronic Equipment, Instruments & Components - (2.0)%
TE Connectivity Ltd.	1,725	(98,515)
Trimble Navigation Ltd. (b)	4,235	(103,164)

		(201,679)

Food & Staples Retailing - (1.0)%
Whole Foods Market, Inc.	3,265	(104,545)

Food Products - (1.6)%
BRF S.A. ADR	7,860	(109,490)
Flowers Foods, Inc.	2,615	(49,031)

		(158,521)

Health Care Providers & Services - (4.1)%
AmerisourceBergen Corp.	870	(69,008)
Anthem, Inc.	975	(128,057)
DaVita HealthCare Partners, Inc. (b)	1,390	(107,475)
HealthSouth Corp.	1,400	(54,348)
LifePoint Hospitals, Inc. (b)	785	(51,315)

		(410,203)

Health Care Technology - (1.9)%
athenahealth, Inc. (b)	580	(80,046)
Cerner Corp. (b)	1,920	(112,512)

		(192,558)

Hotels, Restaurants & Leisure - (4.6)%
Chipotle Mexican Grill, Inc. (b)	235	(94,649)
Domino’s Pizza, Inc.	800	(105,104)
Dunkin’ Brands Group, Inc.	1,195	(52,126)
Marriott International, Inc., Class A	1,655	(109,991)
Restaurant Brands International, Inc.	2,577	(107,203)

		(469,073)

Household Durables - (0.9)%
Harman International Industries, Inc.	1,265	(90,852)

Household Products - (2.0)%
Procter & Gamble Co.	2,435	(206,172)

Internet & Catalog Retail - (3.4)%
Ctrip.com International Ltd. ADR (b)	2,185	(90,022)
Netflix, Inc. (b)	1,700	(155,516)
Priceline Group, Inc. (b)	80	(99,873)

		(345,411)

Internet Software & Services - (1.5)%
Baidu, Inc. ADR (b)	945	(156,067)

IT Services - (3.7)%
International Business Machines Corp.	1,350	(204,903)
PayPal Holdings, Inc.	4,480	(163,565)

		(368,468)

Leisure Equipment & Products - (0.8)%
Polaris Industries, Inc.	940	(76,854)

Life Sciences Tools & Services - (1.0)%
Illumina, Inc. (b)	690	(96,862)

Machinery - (5.0)%
Caterpillar, Inc.	2,005	(151,999)
Cummins, Inc.	1,010	(113,564)
ITT, Inc.	1,380	(44,132)
PACCAR, Inc.	2,125	(110,224)
WABCO Holdings, Inc. (b)	945	(86,534)

		(506,453)

Media - (4.3)%
Interpublic Group of Cos., Inc.	4,265	(98,521)
Twenty-First Century Fox, Inc., Class A	5,054	(136,711)
Walt Disney Co.	2,025	(198,086)

		(433,318)

Metals & Mining - (1.1)%
Freeport-McMoRan, Inc.	9,535	(106,220)

Multi-line Retail - (1.0)%
Target Corp.	1,455	(101,588)

Oil, Gas & Consumable Fuels - (7.0)%
ConocoPhillips	3,405	(148,458)
EOG Resources, Inc.	1,880	(156,830)
Exxon Mobil Corp.	2,415	(226,382)
Marathon Oil Corp.	8,130	(122,031)
Murphy Oil Corp.	1,810	(57,468)

		(711,169)

Pharmaceuticals - (0.5)%
Teva Pharmaceutical Industries Ltd. ADR	965	(48,472)

Professional Services - (1.8)%
Robert Half International, Inc.	1,960	(74,794)
Verisk Analytics, Inc., Class A (b)	1,340	(108,647)

		(183,441)

Real Estate Investment Trust - (5.6)%
AvalonBay Communities, Inc.	805	(145,214)
Boston Properties, Inc.	854	(112,642)

General Growth Properties, Inc.	3,635	(108,396)
SL Green Realty Corp.	955	(101,679)
Weyerhaeuser Co.	3,435	(102,260)

		(570,191)

Road & Rail - (3.0)%
CSX Corp.	3,945	(102,886)
JB Hunt Transport Services, Inc.	1,220	(98,734)
Norfolk Southern Corp.	1,225	(104,284)

		(305,904)

Semiconductors & Semiconductor Equipment - (4.5)%
Analog Devices, Inc.	909	(51,486)
QUALCOMM, Inc.	2,778	(148,818)
Skyworks Solutions, Inc.	1,505	(95,236)
Teradyne, Inc.	2,510	(49,422)
Texas Instruments, Inc.	1,765	(110,577)

		(455,539)

Software - (1.7)%
ANSYS, Inc. (b)	840	(76,230)
Autodesk, Inc. (b)	1,705	(92,309)

		(168,539)

Specialty Retail - (2.9)%
Bed Bath & Beyond, Inc. (b)	2,165	(93,571)
CarMax, Inc. (b)	1,935	(94,873)
L Brands, Inc.	775	(52,026)
Tiffany & Co.	880	(53,363)

		(293,833)

Textiles, Apparel & Luxury Goods - (1.5)%
Ralph Lauren Corp.	580	(51,980)
VF Corp.	1,660	(102,073)

		(154,053)

Trading Companies & Distributors - (0.8)%
United Rentals, Inc. (b)	1,180	(79,178)

Total Common Stock (proceeds received-$9,163,600)		(9,357,837)

Exchange-Traded Funds - (7.0)%

Health Care Select Sector SPDR Fund	3,450	(247,434)
iShares Nasdaq Biotechnology Index Fund	1,207	(310,609)
Technology Select Sector SPDR Fund	3,460	(150,026)

Total Exchange-Traded Funds (proceeds received-$744,870)		(708,069)

Total Securities Sold Short (proceeds received-$9,908,470)		(10,065,906)

Total Investments, net of securities sold short (cost-$6,622,045)-68.6%		6,930,852

Other assets less other liabilities-31.4%		3,168,845

Net Assets-100.0%		$10,099,697

Notes to Schedule of Investments:

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for securities sold short.

(b)	Non-income producing.

Glossary:

ADR - American Depositary Receipt

Schedule of Investments

AllianzGI Global Small-Cap Opportunities Portfolio

June 30, 2016 (unaudited)

	Shares	Value*
COMMON STOCK - 99.4%

Australia - 3.0%
BlueScope Steel Ltd.	11,412	$55,138
Genworth Mortgage Insurance Australia Ltd.	14,919	30,919
Northern Star Resources Ltd.	9,636	35,673
Saracen Mineral Holdings Ltd. (c)	22,000	23,654

		145,384

Brazil - 2.1%
Cia de Saneamento Basico do Estado de Sao Paulo	11,100	100,485

Canada - 2.3%
Cascades, Inc.	4,972	35,213
Enerplus Corp.	2,255	14,816
Milestone Apartments Real Estate Investment Trust REIT	2,743	40,106
OceanaGold Corp.	6,152	23,476

		113,611

China - 5.6%
China SCE Property Holdings Ltd.	125,000	27,307
Chongqing Rural Commercial Bank Co., Ltd., Class H	36,000	18,382
E-Commerce China Dangdang, Inc., Class A ADR (c)	10,020	60,621
Fantasia Holdings Group Co., Ltd. (c)	124,500	15,195
Powerlong Real Estate Holdings Ltd.	67,000	13,581
Vipshop Holdings Ltd. ADR (c)	4,485	50,098
Yuzhou Properties Co., Ltd. (c)	311,000	86,779

		271,963

Denmark - 0.4%
Schouw & Co.	350	19,438

Finland - 0.5%
Ponsse Oy	1,000	25,413

France - 2.6%
Altran Technologies S.A. (c)	3,214	42,577
Gecina S.A. REIT	199	26,954
Ipsen S.A.	546	33,454
Pierre & Vacances S.A. (c)	599	25,692

		128,677

Hong Kong - 1.5%
Champion REIT	125,000	70,971

India - 0.3%
WNS Holdings Ltd. ADR (c)	570	15,390

Indonesia - 1.5%
Japfa Comfeed Indonesia Tbk PT	874,300	73,846

Israel - 0.8%
Orbotech Ltd. (c)	1,505	38,453

Italy - 0.3%
ASTM SpA	1,385	15,105

Japan - 6.3%
Doshisha Co., Ltd.	1,500	28,817
Idemitsu Kosan Co., Ltd.	4,100	89,011
Okamura Corp.	2,400	23,896
Oracle Corp. Japan	1,100	58,655
Sankyu, Inc.	14,000	75,149
Topre Corp.	1,500	31,939

		307,467

Korea (Republic of) - 2.0%
Able C&C Co., Ltd.	472	14,490
Hanwha Techwin Co., Ltd.	600	25,513
KB Insurance Co., Ltd.	768	18,717
SK Materials Co., Ltd.	351	37,791

		96,511

Malaysia - 0.4%
Padini Holdings Bhd.	30,000	17,636

New Zealand - 1.9%
Kiwi Property Group Ltd.	85,583	91,253

Norway - 0.8%
Grieg Seafood ASA	6,000	38,972

Philippines - 0.5%
First Philippine Holdings Corp.	15,480	22,325

Poland - 1.6%
PGE Polska Grupa Energetyczna S.A.	25,741	77,536

Russian Federation - 0.9%
X5 Retail Group NV GDR (c)	2,124	42,268

Singapore - 0.8%
Yanlord Land Group Ltd.	45,000	37,997

South Africa - 0.6%
Astral Foods Ltd.	2,336	20,044
Vukile Property Fund Ltd. REIT	9,234	10,665

		30,709

Switzerland - 2.3%
BKW AG	2,547	112,939

Taiwan - 3.2%
Chong Hong Construction Co., Ltd.	48,000	94,983
Farglory Land Development Co., Ltd.	36,000	41,678
Pacific Hospital Supply Co., Ltd.	5,000	18,016

		154,677

Thailand - 1.6%
Thai Vegetable Oil PCL	44,400	40,642
Tipco Asphalt PCL	45,800	35,623

		76,265

Turkey - 1.8%
Is Gayrimenkul Yatirim Ortakligi AS REIT	147,984	86,594

United Kingdom - 4.5%
Auto Trader Group PLC (a)	16,825	79,536
JD Sports Fashion PLC	5,228	80,602
UNITE Group PLC	3,199	26,464
Workspace Group PLC REIT	3,578	33,019

		219,621

United States - 49.3%
Advanced Energy Industries, Inc. (c)	2,990	113,500
AK Steel Holding Corp. (c)	3,435	16,007
Allscripts Healthcare Solutions, Inc. (c)	1,270	16,129
American Axle & Manufacturing Holdings, Inc. (c)	3,860	55,893
ANI Pharmaceuticals, Inc. (c)	1,440	80,381
Armada Hoffler Properties, Inc.	2,360	32,426
Arrow Electronics, Inc. (c)	1,135	70,257
Banc of California, Inc.	5,375	97,287
Bazaarvoice, Inc. (c)	17,275	69,273
Black Hills Corp.	235	14,814
Blucora, Inc. (c)	3,585	37,141
Brookline Bancorp, Inc.	3,315	36,564
BWX Technologies, Inc.	1,845	65,996
CBIZ, Inc. (c)	3,435	35,758
CenterState Banks, Inc.	2,125	33,469
Central Garden & Pet Co. (c)	2,130	48,628
Colony Capital, Inc., Class A REIT	1,275	19,571
Cooper Cos., Inc.	110	18,873
Exactech, Inc. (c)	2,570	68,722
Halyard Health, Inc. (c)	1,025	33,333
HB Fuller Co.	725	31,893
HD Supply Holdings, Inc. (c)	2,470	86,005
ICU Medical, Inc. (c)	440	49,610
John Bean Technologies Corp.	380	23,264
Knoll, Inc.	1,350	32,778
Koppers Holdings, Inc. (c)	1,250	38,413
Lear Corp.	250	25,440

Magellan Health, Inc. (c)	1,225	80,568
Masimo Corp. (c)	620	32,559
Navigant Consulting, Inc. (c)	5,130	82,849
Owens Corning	2,170	111,798
Pennsylvania Real Estate Investment Trust	2,250	48,263
Plantronics, Inc.	1,200	52,800
Prestige Brands Holdings, Inc. (c)	1,025	56,785
Quad/Graphics, Inc.	1,435	33,421
Quintiles Transnational Holdings, Inc. (c)	1,195	78,057
Rogers Corp. (c)	1,285	78,514
Sanchez Energy Corp. (c)	2,050	14,473
Sanmina Corp. (c)	4,110	110,189
Seacoast Banking Corp. of Florida (c)	1,350	21,924
Seadrill Partners LLC	6,880	36,946
Spirit AeroSystems Holdings, Inc., Class A (c)	1,050	45,150
SPX Corp.	1,905	28,289
Steel Dynamics, Inc.	1,930	47,285
Summit Hotel Properties, Inc.	4,895	64,810
Telephone & Data Systems, Inc.	1,250	37,075
Tower International, Inc.	2,210	45,482
Transocean Partners LLC	2,400	30,264

		2,388,926

Total Investments (cost-$4,596,096) (b)-99.4%		4,820,432

Other assets less liabilities (d)-0.6%		28,530

Net Assets-100.0%		$4,848,962

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(b)	Securities with an aggregate value of $1,795,910, representing 37.0% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Non-income producing.
(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Forward foreign currency contracts outstanding at June 30, 2016:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value June 30, 2016	Unrealized Appreciation
Sold:

6,100,289 Japanese Yen settling 7/5/16	Northern Trust Company	$59,422	$59,074	$348

Glossary:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

REIT - Real Estate Investment Trust

Schedule of Investments

AllianzGI Global Small-Cap Opportunities Portfolio

June 30, 2016 (unaudited)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Real Estate Investment Trust	10.8%
Real Estate Management & Development	7.1%
Electronic Equipment, Instruments & Components	6.1%
Health Care Equipment & Supplies	4.6%
Electric Utilities	4.4%
Banks	4.3%
Metals & Mining	4.2%
Food Products	4.0%
Internet Software & Services	3.8%
Pharmaceuticals	3.5%
Auto Components	3.3%
Aerospace & Defense	2.8%
Professional Services	2.4%
Oil, Gas & Consumable Fuels	2.4%
Semiconductors & Semiconductor Equipment	2.3%
Building Products	2.3%
Internet & Catalog Retail	2.3%
Chemicals	2.2%
Water Utilities	2.1%
Specialty Retail	2.0%
Commercial Services & Supplies	1.9%
Trading Companies & Distributors	1.8%
Health Care Providers & Services	1.7%
Life Sciences Tools & Services	1.6%
Machinery	1.6%
Road & Rail	1.6%
Energy Equipment & Services	1.4%
Software	1.2%
IT Services	1.2%
Communications Equipment	1.1%
Household Products	1.0%
Food & Staples Retailing	0.9%
Wireless Telecommunication Services	0.8%
Construction Materials	0.7%
Containers & Packaging	0.7%
Thrifts & Mortgage Finance	0.6%
Distributors	0.6%
Hotels, Restaurants & Leisure	0.5%
Insurance	0.4%
Health Care Technology	0.3%
Transportation Infrastructure	0.3%
Multi-Utilities	0.3%
Personal Products	0.3%
Other assets less liabilities	0.6%

100.0%

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Portfolios’ investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. The market value for NASDAQ Global Market and NASDAQ Capital Market securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded futures are valued at the price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement date.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (the “Investment Manager”) and the Allianz Global Investors U.S. LLC (the “Sub-Adviser”). The Trust’s Valuation Committee was established by the Board to oversee the implementation of the Portfolios’ valuation methods and to make fair value determinations on behalf of the Board, as instructed by the Board. The Sub-Adviser monitors the continued appropriateness of methods applied and identifies to the Investment Manager circumstances and events that may require fair valuation. The Investment Manager, in turn, determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Investment Manager (in consultation with the Sub-Adviser) determines that a valuation method may no longer be appropriate, another valuation method may be selected or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premiums or discounts based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of each Portfolio may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Portfolios to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The NAV of each Portfolio is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern Time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair-valuing the securities, the Portfolios may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the NAV of a Portfolio is calculated. With respect to certain foreign securities, the Portfolios may fair-value securities using modeling tools provided by third-party vendors. The Portfolios have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Portfolios for foreign securities may differ from the value realized from the sale of those securities and the difference could be material to the financial statements. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the NAV of a Portfolio may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Portfolio.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Portfolios have the ability to access

•	Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•	Level 3 – valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Portfolios to measure fair value during the period ended June 30, 2016 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Portfolios’ policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Portfolios generally use to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with U.S. GAAP.

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations — U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities — Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent that these inputs are observable, the values of government sponsored enterprise and mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Sovereign Debt Obligations — Sovereign debt obligations are valued by independent pricing services based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored regularly for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable, the values of sovereign debt obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts — Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at June 30, 2016 in valuing each Portfolio’s assets and liabilities is listed below (refer to the Schedules of Investments and Notes to Schedules of Investments for more detailed information on Investments in Securities and Other Financial Instruments):

AllianzGI Advanced Core Bond:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/16
Investments in Securities - Assets
U.S. Treasury Obligations	$—	$89,056,783	$—	$89,056,783
Corporate Bonds & Notes	—	59,876,942	—	59,876,942
U.S. Government Agency Securities	—	46,159,835	—	46,159,835
Sovereign Debt Obligations	—	21,334,349	—	21,334,349
Repurchase Agreements	—	2,127,000	—	2,127,000

	—	218,554,909	—	218,554,909

Other Financial Instruments* – Liabilities
Interest Rate Contracts	(306,154)	—	—	(306,154)

Totals	$(306,154)	$218,554,909	$—	$218,248,755

AllianzGI Best Styles Global Managed Volatility:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/16
Investments in Securities - Assets
Common Stock:
Australia	$—	$415,953	$—	$415,953
Austria	—	111,148	—	111,148
Belgium	—	197,798	—	197,798
China	—	710,332	—	710,332
Denmark	—	40,598	—	40,598
Finland	—	208,986	—	208,986
France	—	891,235	—	891,235
Germany	—	435,180	—	435,180
Hong Kong	—	1,666,961	—	1,666,961
Hungary	—	305,187	—	305,187
Israel	39,749	570,915	—	610,664
Italy	—	57,165	—	57,165
Japan	—	9,914,454	—	9,914,454
Korea (Republic of)	—	1,957,864	—	1,957,864
Malaysia	68,096	56,032	—	124,128
Netherlands	—	477,352	—	477,352
New Zealand	—	179,216	—	179,216
Norway	—	239,357	—	239,357
Philippines	—	68,211	—	68,211
Poland	—	288,773	—	288,773
Singapore	30,733	589,001	—	619,734
South Africa	—	334,675	—	334,675
Spain	61,010	130,789	—	191,799
Sweden	—	26,304	—	26,304
Switzerland	519,793	1,148,781	—	1,668,574
Taiwan	—	2,868,505	—	2,868,505
Thailand	—	282,792	661,605	944,397
United Kingdom	127,674	1,172,719	—	1,300,393
All Other	46,767,514	—	—	46,767,514
Preferred Stock	11,095	—	—	11,095
Rights	—	—	549	549
Repurchase Agreements	—	1,303,000	—	1,303,000

Totals	$47,625,664	$26,649,283	$662,154	$74,937,101

AllianzGI Discovery U.S.:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/16
Investments in Securities - Assets
Common Stock	$9,566,758	$—	$—	$9,566,758
Repurchase Agreements	—	7,430,000	—	7,430,000

	9,566,758	7,430,000	—	16,996,758

Investments in Securities - Liabilities
Securities Sold Short, at value	(10,065,906)	—	—	(10,065,906)

Totals	$(499,148)	$7,430,000	$—	$6,930,852

AllianzGI Global Small-Cap Opportunities:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/16
Investments in Securities - Assets
Common Stock:
Australia	$—	$145,384	$—	$145,384
China	110,719	161,244	—	271,963
Denmark	—	19,438	—	19,438
France	25,692	102,985	—	128,677
Hong Kong	—	70,971	—	70,971
Indonesia	—	73,846	—	73,846
Italy	—	15,105	—	15,105
Japan	—	307,467	—	307,467
Korea (Republic of)	—	96,511	—	96,511
New Zealand	—	91,253	—	91,253
Norway	—	38,972	—	38,972
Poland	—	77,536	—	77,536
Singapore	—	37,997	—	37,997
South Africa	10,665	20,044	—	30,709
Taiwan	—	154,677	—	154,677
Thailand	—	76,265	—	76,265
Turkey	—	86,594	—	86,594
United Kingdom	—	219,621	—	219,621
All Other	2,877,446	—	—	2,877,446

	3,024,522	1,795,910	—	4,820,432

Other Financial Instruments* – Assets
Foreign Exchange Contracts	—	348	—	348

Totals	$3,024,522	$1,796,258	$—	$4,820,780

At June 30, 2016, the following Portfolio had transfers between Levels 1 and 2:

	Level 1 to Level 2		Level 2 to Level 1
AllianzGI Global Small-Cap Opportunities	$80,602	(a)	$—

(a)	This transfer was a result of securities trading outside the U.S. whose values were not adjusted by the application of a modeling tool at September 30, 2015, which was applied on June 30, 2016.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2016, was as follows:

AllianzGI Best Styles Global Managed Volatility:

	Beginning Balance 4/11/16**	Purchases		Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 6/30/16
Investments in Securities - Assets
Common Stock:
Thailand	—	687,283		—	—	—	(25,678)	—	—	661,605
Rights:
Korea (Republic of)	$—	$—	†	$—	$—	$—	$549	$—	$—	$549

Totals	$—	$687,283		$—	$—	$—	$(25,129)	$—	$—	$662,154

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at June 30, 2016:

AllianzGI Best Styles Global Managed Volatility:

	Ending Balance at 6/30/16	Valuation Technique Used	Unobservable Inputs	Input Values
Investments in Securities - Assets
Common Stock	$661,605	Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange	THB 4.78-60.24
Rights	$549	Fundamental Analytical Data Relating to the Investment	Price of Rights	KRW 2,550

KRW - South Korean Won

THB – Thai Baht

*	Other financial instruments are derivatives, such as futures contracts and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.
**	Commencement of Operations.
†	Issued via corporate action.

The net change in unrealized appreciation/depreciation of Level 3 investments which AllianzGI Best Styles Global Managed Volatility held at June 30, 2016 was $(25,129).

At June 30, 2016, the aggregate cost basis and the net unrealized appreciation (depreciation) of investments (before securities sold short) for federal income tax purposes were:

	Federal Tax Cost Basis(1)	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
AllianzGI Advanced Core Bond	$214,746,906	$4,200,427	$392,424	$3,808,003
AllianzGI Best Styles Global Managed Volatility	72,552,141	3,901,112	1,516,152	2,384,960
AllianzGI Discovery U.S.	16,530,515	687,373	221,130	466,243
AllianzGI Global Small-Cap Opportunities	4,597,236	386,101	162,905	223,196

(1)	Differences, if any, between book and tax cost basis were attributable to wash sale loss deferrals and/or differing treatment of bond amortization.

Item 2.	Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI Institutional Multi-Series Trust

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo, President & Chief Executive Officer

Date: August 19, 2016

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: August 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo, President & Chief Executive Officer

Date: August 19, 2016

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: August 19, 2016